Commitments and Contingencies - Additional Information (details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loss Contingencies [Line Items]
Long-term liability for remediation and reclamation obligations	$ 1.9	$ 1.9
Term of instrument or obligation	5 years
Western Gas Partners [Member]
Loss Contingencies [Line Items]
Committed capital	47.1
Rent expense associated with office and equipment leases	$ 2.8	$ 3.0	$ 4.1
Purchase Commitment [Member] | Western Gas Partners [Member]
Loss Contingencies [Line Items]
Term of instrument or obligation	12 months